Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 520	€ 539	€ 518
Commissions for assets under management	4,024	3,956	3,429
Commissions for other securities	559	467	401
Underwriting and advisory fees	1,368	2,264	1,688
Brokerage fees	1,501	1,784	1,665
Commissions for local payments	1,497	1,320	1,394
Commissions for foreign commercial business	556	572	536
Commissions for foreign currency/exchange business	19	16	11
Commissions for loan processing and guarantees	1,213	1,157	1,058
Intermediary fees	562	644	604
Fees for sundry other customer services	695	1,011	741
Total commission and fee income	12,512	13,730	12,044
Gross expense	(2,675)	(2,796)	(2,620)
Net fees and commissions	9,838	10,934	9,424
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	218	231	245
Commissions for assets under management	18	16	19
Commissions for other securities	512	423	365
Underwriting and advisory fees	35	35	29
Brokerage fees	19	22	21
Commissions for local payments	479	441	436
Commissions for foreign commercial business	466	456	409
Commissions for foreign currency/exchange business	15	11	4
Commissions for loan processing and guarantees	618	564	529
Intermediary fees	23	12	9
Fees for sundry other customer services	282	282	276
Total commission and fee income	2,684	2,494	2,344
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	33	27	17
Commissions for assets under management	1	1	1
Commissions for other securities	0	0	0
Underwriting and advisory fees	1,373	2,258	1,688
Brokerage fees	253	246	357
Commissions for local payments	3	4	(2)
Commissions for foreign commercial business	33	23	25
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	298	279	210
Intermediary fees	2	3	2
Fees for sundry other customer services	277	562	289
Total commission and fee income	2,273	3,403	2,588
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	254	259	235
Commissions for assets under management	363	369	319
Commissions for other securities	47	43	35
Underwriting and advisory fees	12	12	13
Brokerage fees	1,164	1,302	1,103
Commissions for local payments	1,006	864	951
Commissions for foreign commercial business	62	95	104
Commissions for foreign currency/exchange business	5	5	6
Commissions for loan processing and guarantees	292	305	305
Intermediary fees	523	617	579
Fees for sundry other customer services	10	40	39
Total commission and fee income	3,739	3,910	3,689
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	17	21	23
Commissions for assets under management	3,642	3,570	3,090
Commissions for other securities	0	1	0
Underwriting and advisory fees	0	0	0
Brokerage fees	65	96	72
Commissions for local payments	0	0	0
Commissions for foreign commercial business	0	0	0
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	0	0	0
Intermediary fees	0	0	1
Fees for sundry other customer services	122	121	131
Total commission and fee income	3,847	3,809	3,317
Capital Release Unit [Member]
Major type of services: [Abstract]
Commissions for administration	0	4	1
Commissions for assets under management	0	0	0
Commissions for other securities	0	0	0
Underwriting and advisory fees	0	0	1
Brokerage fees	(1)	118	113
Commissions for local payments	0	0	0
Commissions for foreign commercial business	0	0	0
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	3	5	7
Intermediary fees	0	0	1
Fees for sundry other customer services	3	4	4
Total commission and fee income	6	132	127
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(3)	(2)	(3)
Commissions for assets under management	0	0	0
Commissions for other securities	0	0	0
Underwriting and advisory fees	(52)	(41)	(42)
Brokerage fees	0	0	1
Commissions for local payments	8	10	8
Commissions for foreign commercial business	(5)	(2)	(3)
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	2	5	7
Intermediary fees	13	11	12
Fees for sundry other customer services	1	2	1
Total commission and fee income	€ (36)	€ (18)	€ (20)